DEBT - Narrative (Details)						1 Months Ended		3 Months Ended	12 Months Ended
	May 27, 2020 EUR (€)	Jul. 31, 2019 EUR (€)	Jul. 16, 2019 EUR (€)	Nov. 16, 2017 EUR (€)	Mar. 16, 2016 EUR (€)	Apr. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€) extensionOption	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) extensionOption	Nov. 30, 2015 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt							€ 2,089,737,000				€ 2,724,745,000
2023 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)					1.50%
Principal amount of borrowings					€ 500,000,000
Borrowings, issue price (percent)					98.977%
Proceeds from bonds					€ 490,729,000
Borrowings, yield to maturity (percent)					1.656%
Voluntary prepayments made			€ 115,395,000
Debt							385,776,000				386,814,000
Accrued interest							4,567,000				4,567,000
Bank loan
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings															€ 500,000,000
2021 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)				0.25%
Principal amount of borrowings				€ 700,000,000
Borrowings, issue price (percent)				99.557%
Proceeds from bonds				€ 694,172,000
Borrowings, yield to maturity (percent)				0.391%
Voluntary prepayments made			€ 200,000,000
Debt							499,824,000				501,151,000
Accrued interest							1,199,000				1,199,000
2021 Bond | Repayment of Bonds
Disclosure of detailed information about borrowings [line items]
Voluntary prepayments made								€ 501,250,000
Repayment of accrued interest								€ 1,250,000
Bank loan repaid in 2017
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings				€ 700,000,000
2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		1.12%
Principal amount of borrowings		€ 150,000,000
Debt							149,891,000				149,971,000
Accrued interest							700,000				700,000
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		1.27%
Debt							149,979,000				150,044,000
Accrued interest							794,000				794,000
2029 Notes and 2031 Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds		€ 298,316,000
2025 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	1.50%
Principal amount of borrowings	€ 650,000,000
Borrowings, issue price (percent)	98.898%
Proceeds from bonds	€ 640,073,000
Borrowings, yield to maturity (percent)	1.732%
Debt											647,042,000
Accrued interest											5,850,000
U.S Dollar Denominated Credit Facility Entered in on November 17, 2015
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks							31,211,000				28,553,000	$ 50,000,000		$ 35,000,000
Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks							1,735,000
the RCF
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings							€ 350,000,000
Capacity under borrowing facility											€ 700,000,000
Borrowings maturity							5 years
Number of term extension options | extensionOption							2							2
Term of extension period							1 year
Additional Committed Credit Lines
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings						€ 350,000,000
Bottom of range | Additional Committed Credit Lines
Disclosure of detailed information about borrowings [line items]
Borrowings maturity						18 months
Top of range | Additional Committed Credit Lines
Disclosure of detailed information about borrowings [line items]
Borrowings maturity						24 months
LIBOR | Bottom of range | U.S Dollar Denominated Credit Facility Entered in on November 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											0.60%	0.60%
LIBOR | Top of range | Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											0.65%	0.65%
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit							€ 27,524,000				€ 36,935,000
Pledged retail financial receivables | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $												$ 700,000,000
Proceeds sale of financial receivables | $									$ 629,000,000	$ 547,000,000
Pledged retail financial receivables | LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											0.75%	0.75%
Pledged leasing financial receivables | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $													$ 275,000,000
Proceeds sale of financial receivables | $									244,000,000	238,000,000
Pledged leasing financial receivables | LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											0.80%	0.80%
Pledged credit lines | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility | $												$ 110,000,000
Proceeds sale of financial receivables | $									$ 61,000,000	$ 101,000,000
Pledged credit lines | LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											1.15%	1.15%